REVENUES REVENUES - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 1,430	$ 1,619	$ 1,561
Brazil
Disclosure of geographical areas [line items]
Revenues	942	1,141	1,112
United Kingdom
Disclosure of geographical areas [line items]
Revenues	$ 488	$ 478	$ 449
Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer	1